LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
With no related allowance recorded:
Unpaid Principal Balance	$ 5,430	$ 5,350
Recorded Investment	4,354	4,008
Average Recorded Investment	42,777	4,293
Interest Income Recognized	122	132
With an allowance recorded:
Unpaid Principal Balance	1,555	2,223
Recorded Investment	1,413	2,152
Allowance for Loan Losses Allocated	374	381
Average Recorded Investment	1,606	2,078
Interest Income Recognized	24	57
Total
Unpaid Principal Balance	6,985	7,573
Recorded investment	5,767	6,160
Allowance for Loan Losses Allocated	374	381
Average Recorded Investment	5,883	6,371
Interest Income Recognized	146	189
One-to-four-family
With no related allowance recorded:
Unpaid Principal Balance	2,536	3,044
Recorded Investment	2,223	2,389
Average Recorded Investment	2,194	2,574
Interest Income Recognized	45	46
With an allowance recorded:
Unpaid Principal Balance	826	1,040
Recorded Investment	748	1,022
Allowance for Loan Losses Allocated	235	234
Average Recorded Investment	906	1,025
Interest Income Recognized	24	38
Total
Allowance for Loan Losses Allocated	235	234
Multi-family and commercial
With no related allowance recorded:
Unpaid Principal Balance	2,746	2,306
Recorded Investment	1,987	1,619
Average Recorded Investment	2,004	1,719
Interest Income Recognized	74	86
With an allowance recorded:
Unpaid Principal Balance	729	1,145
Recorded Investment	665	1,094
Allowance for Loan Losses Allocated	139	118
Average Recorded Investment	682	1,016
Interest Income Recognized		19
Total
Allowance for Loan Losses Allocated	139	118
Home equity
With no related allowance recorded:
Unpaid Principal Balance	148
Recorded Investment	144
Average Recorded Investment	79
Interest Income Recognized	3
With an allowance recorded:
Unpaid Principal Balance		38
Recorded Investment		36
Allowance for Loan Losses Allocated		29
Average Recorded Investment	18	37
Total
Allowance for Loan Losses Allocated		$ 29